Net Loss per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss per Share

19. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net loss per Class A and Class B ordinary share — basic:
Numerator:
Net loss attributable to Phoenix New Media Limited	(109,652)	(102,496)	(53,554)
Denominator:
Denominator used in computing net loss per share — basic	582,324,325	582,241,827	576,786,817
Net loss per Class A and Class B ordinary share — basic	(0.19)	(0.18)	(0.09)
Net loss per Class A and Class B ordinary share — diluted:
Numerator:
Net loss attributable to Phoenix New Media Limited	(109,652)	(102,496)	(53,554)
Denominator:
Denominator used in computing net loss per share — basic	582,324,325	582,241,827	576,786,817
Share-based awards	—	—	—
Denominator used in computing net loss per share — diluted	582,324,325	582,241,827	576,786,817
Net loss per Class A and Class B ordinary share — diluted	(0.19)	(0.18)	(0.09)
Net loss per ADS (1 ADS represents 48 Class A ordinary shares):
Denominator used in computing net loss per ADS — basic	12,131,757	12,130,038	12,016,392
Denominator used in computing net loss per ADS — diluted	12,131,757	12,130,038	12,016,392
Net loss per ADS — basic	(9.04)	(8.45)	(4.46)
Net loss per ADS — diluted	(9.04)	(8.45)	(4.46)

There were 38,975,848, 27,063,618 and 22,073,925 options to purchase ordinary shares have been excluded from the computation of diluted net loss per share for the years ended December 31, 2022, 2023 and 2024, respectively, as their effects would be anti-dilutive.